Basis of Presentation and Summary of Significant Accounting Policies - Finite-Lived Intangible Assets Useful Life (Details)	Mar. 31, 2026
Patents
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Third-party perpetual software licenses
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years